Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
(7)	Goodwill and Other Intangible Assets

Intangible assets other than goodwill acquired during the years ended March 31, 2011, 2010 and 2009 amounted to ¥143,156 million, ¥177,585 million and ¥168,911 million, respectively, and related amortization expense during the years ended March 31, 2011, 2010 and 2009 amounted to ¥115,037 million, ¥116,065 million and ¥178,164 million, respectively.

The main component of intangible assets subject to amortization was capitalized software. Amortization of capitalized costs for software to be sold, leased or otherwise marketed is charged to cost of sales. The amounts charged during the years ended March 31, 2011, 2010 and 2009 were ¥38,899 million, ¥40,128 million and ¥85,841 million, respectively.

Intangible assets other than goodwill as of March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011			2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortized intangible assets:
Software	727,016	612,361	114,655	691,856	580,138	111,718
Software for internal use	512,515	377,550	134,965	473,621	343,733	129,888
Patents	100,080	84,459	15,621	106,815	87,526	19,289
Other	181,362	106,422	74,940	173,823	99,952	73,871

	1,520,973	1,180,792	340,181	1,446,115	1,111,349	334,766

Indefinite-lived intangible assets	16,337	—	16,337	17,698	—	17,698

The following table shows the estimated aggregate amortization expense of intangible assets for the next five years.

Years ending March 31	Yen (millions)
2012	82,896
2013	64,009
2014	45,010
2015	24,852
2016	13,427

The changes in the carrying amount of goodwill by reportable segment for the years ended March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011
	Information & Tele- communication Systems	Construction Machinery	High Functional Materials & Components	Components & Devices	Other Reportable Segments	Total
Balance at beginning of year	37,443	37,967	56,675	10,294	23,207	165,586
Acquisition	9,211	—	1,849	—	9,931	20,991
Impairment loss	—	—	—	—	(4,833)	(4,833)
Translation adjustment and other	(4,236)	(3,820)	(4)	(1,195)	(989)	(10,244)

Balance at end of year	42,418	34,147	58,520	9,099	27,316	171,500

	Yen (millions)
	2010
	Information & Tele- communication Systems	Construction Machinery	High Functional Materials & Components	Components & Devices	Other Reportable Segments	Total
Balance at beginning of year	35,708	4,987	56,675	9,995	27,065	134,430
Acquisition	2,938	32,981	—	182	6,210	42,311
Impairment loss	—	—	—	—	(7,285)	(7,285)
Translation adjustment and other	(1,203)	(1)	—	117	(2,783)	(3,870)

Balance at end of year	37,443	37,967	56,675	10,294	23,207	165,586

The Company does not have any accumulated impairment losses related to the goodwill balances as of March 31, 2011 and 2010 as the Company considers goodwill that has been fully impaired to be written-off.

The main component of goodwill acquired during the year ended March 31, 2010 was related to the additional acquisition of the ownership interests in a former affiliated company, Telco Construction Equipment Co., Ltd. to make it a subsidiary.